Share Based Compensation (Options Rollforward) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Options
Outstanding, end of year	2,687	2,505
Share Based Options [Member]
Summary of Options
Outstanding, beginning of year	2,505	2,646
Granted, during the year	210	0
Assumed on acquisition, during the year	0	0
Exercised, during the year	(28)	(141)
Forfeited, during the year	0	0
Expired, during the year	0	0
Outstanding, end of year	2,687	2,505
Weighted average exercise price, beginning of year	$ 23.28	$ 21.23
Weighted average exercise price, granted during the year	$ 20.51	$ 0
Weighted average exercise price, assumed on acquisition during the year	$ 0	$ 0
Weighted average exercise price, exercised during the year	$ (14.42)	$ (16.02)
Weighted average exercise price, forfeited during the year	$ 0	$ 0
Weighted average exercise price, expired during the year	$ 0	$ 0
Weighted average exercise price, end of year	$ 23.59	$ 23.28
Options outstanding, exercisable	2,477	2,505